Long Term Obligations (Tables)	12 Months Ended
Dec. 02, 2012
Long Term Obligations
Schedule of long term obligations

Long term debt as of December 2, 2012 and November 27, 2011 consisted of the following (in thousands):

	December 2, 2012	November 27, 2011
Asset-based revolving credit facility	$—	$—
Senior notes	263,619	296,119
Convertible notes(1)	194,399	185,268
Senior subordinated notes	268,945	268,945
Financing obligations(2)	39,961	41,225
Other	2,642	324

	769,566	791,881
Less current portion	(4,045)	(1,584)

	$765,521	$790,297

(1)
Convertible notes includes accrued paid in kind interest of $6.8 million and $6.1 million for which the principal balance of the Convertible Notes had not yet been increased at December 2, 2012 and November 27, 2011, respectively.

(2)
Financing obligations are related to facilities in which the Company was involved in the construction that have been capitalized in accordance with the FASB's authoritative guidance on the effect of lessee involvement in asset construction. The related leases have terms ranging from 10 to 16 years.

Schedule of components of refinancing and extinguishment of debt
	December 2, 2012	November 27, 2011
Premium paid to repurchase the notes	$1,050	$300
Write-off of related debt issuance costs and original issue discount	1,862	643

Long Term Obligations
Schedule of beneficial conversion feature for the entire amount of the PIK interest payment
	December 2, 2012	November 27, 2011	November 28, 2010
	(in thousands)
January 15	$7,114	$7,563	$6,991
July 15	7,654	7,864	7,271

	$14,768	$15,427	$14,262

Schedule of maturities of the principal amounts of long term obligations

At December 2, 2012, the annual scheduled maturities of the principal amounts of long term obligations were as follows (in thousands):

2013	$4,045
2014	270,774
2015	1,961
2016	460,158
2017	2,449
Thereafter	30,179

$769,566

Senior notes
Long Term Obligations
Schedule of redemption prices expressed as percentages of principal amount

Year	Percentage of Principal Amount
2012	108.156%
2013	105.438%
2014	102.719%
2015 and thereafter	100.000%